Exhibit 99.1

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	41
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$34,221,552.06	0.3109637	$23,375,722.41	0.2124100	$10,845,829.65
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$130,171,552.06	0.1301716	$119,325,722.41	0.1193257	$10,845,829.65

Weighted Avg. Coupon (WAC)	4.73%		4.75%
Weighted Avg. Remaining Maturity (WARM)	23.25		22.39
Pool Receivables Balance	$156,073,983.16		$144,747,928.68
Remaining Number of Receivables	23,749		23,062

Adjusted Pool Balance	$150,373,911.46		$139,528,081.81

III. COLLECTIONS

Principal:
Principal Collections	$11,140,986.26
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$169,642.21
Total Principal Collections	$11,310,628.47

Interest:
Interest Collections	$627,360.46
Late Fees & Other Charges	$29,299.14
Interest on Repurchase Principal	$-
Total Interest Collections	$656,659.60

Collection Account Interest	$293.20
Reserve Account Interest	$142.49
Servicer Advances	$-

Total Collections	$11,967,723.76

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	41
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections					$11,967,723.76
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$17,018,313.61

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$130,061.65		$130,061.65	$130,061.65
Collection Account Interest					$293.20
Late Fees & Other Charges					$29,299.14
Total due to Servicer					$159,653.99

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$47,054.63		$47,054.63

Total Class A interest:		$47,054.63		$47,054.63	$47,054.63

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$11,536,534.22

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$10,845,829.65

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$10,845,829.65
Class A Notes Total:		$10,845,829.65		$10,845,829.65
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$10,845,829.65		$10,845,829.65

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					690,704.57

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,700,071.70
Beginning Period Amount	$5,700,071.70
Current Period Amortization	$480,224.82
Ending Period Required Amount	$5,219,846.87
Ending Period Amount	$5,219,846.87
Next Distribution Date Amount	$4,763,157.28

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	41
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		13.43%	14.48%	14.48%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.14%	22,633	97.31%	$140,859,740.35
30 - 60 Days	1.40%	323	2.05%	$2,970,122.29
61 - 90 Days	0.38%	87	0.53%	$767,308.57
91 + Days	0.08%	19	0.10%	$150,757.47
		23,062		$144,747,928.68
Total
Delinquent Receivables 61 + days past due	0.46%	106	0.63%	$918,066.04
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.46%	110	0.65%	$1,011,724.39
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.36%	88	0.51%	$852,370.04
Three-Month Average Delinquency Ratio	0.43%		0.60%

Repossession in Current Period		17		$147,533.29
Repossession Inventory		45		$84,053.13

Charge-Offs
Gross Principal of Charge-Off for Current Period				$185,068.22
Recoveries				$(169,642.21)
Net Charge-offs for Current Period				$15,426.01

Beginning Pool Balance for Current Period				$156,073,983.16

Net Loss Ratio				0.12%
Net Loss Ratio for 1st Preceding Collection Period				0.54%
Net Loss Ratio for 2nd Preceding Collection Period				0.45%
Three-Month Average Net Loss Ratio for Current Period				0.37%

Cumulative Net Losses for All Periods				$7,454,161.91
Cumulative Net Losses as a % of Initial Pool Balance				0.70%

Principal Balance of Extensions				$730,201.17
Number of Extensions				75

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